May 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      The Prudential Series Fund, Inc.
         Registration No.: 2-80896

Gentlemen:


     Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Insurance Company of America, on behalf of The Prudential Series Fund, Inc. (the "Fund"), hereby certifies: (1) that the text of the Fund's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.



                                               Respectfully submitted,


                                               /s/ C. CHRISTOPHER SPRAGUE
                                               -----------------------------
                                                   C. Christopher  Sprague
                                                   Assistant General Counsel
                                                   The Prudential Insurance
                                                   Company of America